Summary of Significant Accounting Policies and Basis of Presentation - Schedule Of Property Plant And Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of the lease term and the useful life
Small Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum | Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Maximum | Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Minimum | Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum | Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years